CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Temporary equity, par value	$ 0.0001	$ 0.0001	$ 0.0001
Temporary equity, shares authorized	74,804,100	74,804,100	74,804,100
Temporary equity, shares issued	73,987,407	73,924,907	73,883,241
Temporary equity, shares outstanding	73,987,407	73,924,907	73,883,241
Temporary equity, liquidation value	$ 225,033	$ 214,550	$ 200,725
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		10,000,000	0
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	150,000,000	120,000,000	120,000,000
Common stock, shares issued	3,195,355	2,997,040	2,921,268
Common stock, shares outstanding	3,195,355	2,997,040	2,921,268
Series A Redeemable Convertible Preferred Stock
Temporary equity, par value	$ 0.0001	$ 0.0001	$ 0.0001
Temporary equity, shares authorized	33,200,000	33,200,000	33,200,000
Temporary equity, shares issued	33,200,000	33,200,000	33,200,000
Temporary equity, shares outstanding	33,200,000	33,200,000	33,200,000
Temporary equity, liquidation value	$ 46,162	$ 44,169	$ 41,513
Series B Redeemable Convertible Preferred Stock
Temporary equity, par value	$ 0.0001	$ 0.0001	$ 0.0001
Temporary equity, shares authorized	21,400,000	21,400,000	21,400,000
Temporary equity, shares issued	20,583,328	20,520,828	20,479,162
Temporary equity, shares outstanding	20,583,328	20,520,828	20,479,162
Temporary equity, liquidation value	$ 84,769	$ 80,874	$ 75,827
Series C Redeemable Convertible Preferred Stock
Temporary equity, par value	$ 0.0001	$ 0.0001	$ 0.0001
Temporary equity, shares authorized	20,204,100	20,204,100	20,204,100
Temporary equity, shares issued	20,204,079	20,204,079	20,204,079
Temporary equity, shares outstanding	20,204,079	20,204,079	20,204,079
Temporary equity, liquidation value	$ 94,102	$ 89,507	$ 83,385